Other Income	12 Months Ended
Dec. 31, 2018
OTHER INCOME.
OTHER INCOME

7. OTHER INCOME

Other income consists of the following:

($ millions)	2018	2017

Energy trading activities

Unrealized gains (losses) recognized in earnings	129	(37)

Gains (losses) on inventory valuation	13	(39)

Risk management activities(1)	126	(19)

Investment and interest income	34	162

Insurance proceeds(2)	120	76

Change in value of pipeline commitments and other	22	(18)

	444	125

(1)        Includes fair value changes related to short-term derivative contracts in the Oil Sands and Refining and Marketing segments.

(2)        2018 includes business interruption and property damage insurance proceeds for Syncrude and 2017 includes property damage insurance proceeds for Syncrude, in each case within the Oil Sands segment.